Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table presents our basic and diluted earnings per share:

(€ thousands, except per share data)	January 1, 2017 through December 31, 2017	January 1, 2018 through December 31, 2018	January 1, 2019 through December 31, 2019
Numerator:
Net income/(loss)	€(13,049)	€(21,489)	€17,161
Less: net income attributable to noncontrolling interest	568	—	—
Net income/(loss) attributable to trivago N.V.	€(12,481)	€(21,489)	€17,161
Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	274,666	350,852	351,991
Diluted	274,666	350,852	356,738

Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders:
Basic	€(0.05)	€(0.06)	€0.05
Diluted	€(0.05)	€(0.06)	€0.05